Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
TD Ameritrade Holding Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 41	$ 137
Amount payable to related party	168	174
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	81	86	$ 93
Amount payable to related party	12	14
Undrawn borrowing facilities	$ 291	338
Description of ownership interest in related party	One-third ownership
Unsecured loan facility	$ 100	100
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	121	149
Insured Deposit Account Agreement [member] | TD Ameritrade Holding Corporation [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	2,200	1,900	1,500
Average insured deposit	$ 140,000	$ 140,000	$ 124,000
Banking service fee	0.25%